SHARE-BASED COMPENSATION (Detail Textuals) - shares		6 Months Ended
	Jan. 04, 2023	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSUs expired		2,901
2015 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase in shares available for additional grant	30,000
Options and RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSUs expired		21,759